Variable Portfolio – Managed Risk U.S. Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 55.0%
	Shares	Value ($)
U.S. Large Cap 55.0%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	332,005	41,683,262
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,598,104	41,646,599
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	414,923	34,575,486
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	817,556	34,574,458
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,410,677	72,917,887
Total		225,397,692
Total Equity Funds (Cost $105,313,724)		225,397,692

Exchange-Traded Fixed Income Funds 7.5%

Investment Grade 7.5%
iShares Core U.S. Aggregate Bond ETF	120,500	12,080,125
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,385	2,049,376
Vanguard Intermediate-Term Corporate Bond ETF	39,850	3,351,784
Vanguard Total Bond Market ETF	180,000	13,386,600
Total		30,867,885
Total Exchange-Traded Fixed Income Funds (Cost $29,768,547)		30,867,885

Fixed Income Funds 29.4%

Investment Grade 29.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,814,038	58,055,606
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	6,440,577	62,151,565
Total		120,207,171
Total Fixed Income Funds (Cost $131,127,824)		120,207,171

Residential Mortgage-Backed Securities - Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/16/2040- 10/14/2055	3.000%	1,920,000	1,719,577
10/16/2040- 10/14/2055	3.500%	4,975,000	4,582,030
10/16/2040- 10/14/2055	4.000%	4,400,000	4,190,504
10/14/2055	4.500%	6,825,000	6,619,280
10/14/2055	5.000%	2,625,000	2,603,100
Total Residential Mortgage-Backed Securities - Agency (Cost $19,774,116)			19,714,491

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $36,687)	42,950

Put Option Contracts Purchased 0.5%

(Cost $2,708,766)	2,132,485

Money Market Funds 6.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(d)	28,015,349	28,006,944
Total Money Market Funds (Cost $28,002,093)		28,006,944
Total Investments in Securities (Cost: $316,731,757)		426,369,618
Other Assets & Liabilities, Net		(16,607,367)
Net Assets		409,762,251
At September 30, 2025, securities and/or cash totaling $3,231,335 were pledged as collateral.

Variable Portfolio – Managed Risk U.S. Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	36	12/2025	USD	12,129,750	172,776	—
U.S. Long Bond	3	12/2025	USD	349,781	5,337	—
U.S. Long Bond	5	12/2025	USD	582,969	—	(2,885)
U.S. Treasury 2-Year Note	26	12/2025	USD	5,418,359	7,631	—
U.S. Treasury 2-Year Note	1	12/2025	USD	208,398	—	(31)
U.S. Treasury 5-Year Note	25	12/2025	USD	2,729,883	3,409	—
U.S. Treasury 5-Year Note	9	12/2025	USD	982,758	—	(899)
U.S. Treasury Ultra Bond	2	12/2025	USD	240,125	4,683	—
U.S. Treasury Ultra Bond	6	12/2025	USD	720,375	—	(4,637)
Total					193,836	(8,452)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	(10)	12/2025	USD	(1,227,750)	—	(19,650)
S&P 500 Index E-mini	(13)	12/2025	USD	(4,380,188)	—	(33,090)
U.S. Treasury 10-Year Note	(10)	12/2025	USD	(1,125,000)	6,028	—
Total					6,028	(52,740)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,337,692	2	6,670.00	12/19/2025	36,687	42,950

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	57,520,756	86	5,200.00	12/18/2026	1,323,319	1,037,590
S&P 500 Index	Morgan Stanley	USD	36,786,530	55	5,100.00	12/18/2026	877,231	610,225
S&P 500 Index	Morgan Stanley	USD	22,740,764	34	5,400.00	12/18/2026	508,216	484,670
Total							2,708,766	2,132,485

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(1,337,692)	(2)	6,670.00	12/19/2025	(37,073)	(29,760)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 45	Morgan Stanley	12/20/2030	1.000	Quarterly	0.523	USD	11,000,000	(2,179)	—	—	—	(2,179)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Managed Risk U.S. Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	36,659,201	73,606,011	(82,252,850)	(5,418)	28,006,944	—	2,745	924,737	28,015,349
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	40,854,186	305,658	(1,844,897)	2,368,315	41,683,262	—	1,994,216	—	332,005
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	57,723,656	4,175,427	(6,907,140)	3,063,663	58,055,606	—	(1,684,039)	3,077,893	6,814,038
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	40,858,853	433,719	(2,492,419)	2,846,446	41,646,599	—	1,368,334	—	1,598,104
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	34,016,577	58,471	(2,978,070)	3,478,508	34,575,486	—	1,684,565	—	414,923
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	33,357,765	545,392	(1,295,278)	1,966,579	34,574,458	—	563,931	—	817,556
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	61,907,884	4,608,778	(5,780,057)	1,414,960	62,151,565	—	(875,871)	3,283,972	6,440,577
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	71,445,948	721,714	(4,871,071)	5,621,296	72,917,887	—	2,775,977	—	1,410,677
Total	376,824,070			20,754,349	373,611,807	—	5,829,858	7,286,602

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Managed Risk U.S. Fund  | 2025

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